INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of June 30,
	2021	2020
Raw materials	$218,090	$140,745
Work in process	1,082,350	677,301
Finished goods	3,054,909	3,201,205
	4,355,349	4,019,251
Less: inventory allowance	(152,186)	(1,158,551)
Inventory, net	$4,203,163	$2,860,700